INCOME TAXES (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
INCOME TAXES (Details)
Expected income tax recovery (expense)	$ 144,000	$ (110,000)	$ (982,000)
Permanent differences	(72,000)	(113,000)	100,000
Changes in timing differences and other	48,000	336,000	459,000
Effect of foreign exchange changes on U.S. loss carry-forwards		(17,000)	(52,000)
Expired losses
Changes in unrecognized deferred income tax assets	(122,000)	200,000	(758,000)
Adjustments due to effective tax rate attributable to US tax on subsidiaries	13,000		(517,000)
Total deferred and current income tax recovery (expense)	$ 11,000	$ 296,024	$ (1,750,000)